    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1999
                                                      REGISTRATION NO. 333-43135
                                                                       811-8577
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ---------------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933            [X]
                           PRE-EFFECTIVE AMENDMENT NO.              [ ]
                         POST-EFFECTIVE AMENDMENT NO. 1             [X]

                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                    ACT OF 1940                     [X]
                                 AMENDMENT NO. 2                    [X]
                             ---------------------
                       MORGAN STANLEY DEAN WITTER MID-CAP
                           DIVIDEND GROWTH SECURITIES
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)


      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                               BARRY FINK, ESQ.
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                             ---------------------
                                   COPY TO:

                            DAVID M. BUTOWSKY, ESQ.
                            GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                             114 WEST 47TH STREET
                           NEW YORK, NEW YORK 10036
                             ---------------------
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                       immediately upon filing pursuant to paragraph (b)
                  ----
                       on (date) pursuant to paragraph (b)
                  ----
                       60 days after filing pursuant to paragraph (a)
                  ----
                    X  on June 28, 1999 pursuant to paragraph (a) of rule 485.
                  ----


           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
                             CROSS-REFERENCE SHEET
                                   FORM N-1A




     ITEM                                CAPTION
--------------   -------------------------------------------------------
PART A                        PROSPECTUS
  1. .........   Cover Page; Back Cover
  2. .........   Investment Objective: Principal Investment Strategies,
                  Principal Risks, Past Performance
  3. .........   Fees and Expenses
  4. .........   Investment Objective: Principal Investment Strategies;
                  Principal Risks; Additional Investment Strategy
                  Information; Additional Risk Information
  5. .........   Not Applicable
  6. .........   Fund Management
  7. .........   Pricing Fund Shares; How to Buy Shares; How
                  to Exchange Shares; How to Sell Shares;
                  Distributions; Tax Consequences
  8. .........   Share Class Arrangements
  9. .........   Financial Highlights

PART B                     STATEMENT OF ADDITIONAL INFORMATION


     Information required to be included in Part B is set forth under the appropriate caption in Part B of this Registration Statement.


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                      PROSPECTUS - JUNE   , 1999

MORGAN STANLEY DEAN WITTER



                                            MID-CAP DIVIDEND GROWTH SECURITIES



















                                          A MUTUAL FUND THAT SEEKS TOTAL RETURN




  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                  Investment Objective................................1
                          Principal Investment Strategies.....................1
                          Principal Risks.....................................1
                          Past Performance....................................2
                          Fees and Expenses...................................3
                          Additional Investment Strategy Information..........4
                          Additional Risk Information.........................4
                          Fund Management.....................................6
Shareholder Information   Pricing Fund Shares.................................7
                          How to Buy Shares...................................7
                          How to Exchange Shares..............................9
                          How to Sell Shares.................................11
                          Distributions......................................12
                          Tax Consequences...................................13
                          Share Class Arrangements...........................13

Financial Highlights       ..................................................20

Our Family of Funds        .................................. Inside Back Cover

                          This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

   FUND CATEGORY
  -------------

 [ ] Growth
 [X] GROWTH AND INCOME
 [ ] Income
 [ ] Money Market

THE FUND

[GRAPHIC OMITTED]


             INVESTMENT OBJECTIVE
--------------------------------------------------
Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities is a mutual fund that seeks total return. There is no guarantee that the Fund will achieve this objective.


[GRAPHIC OMITTED]


             PRINCIPAL INVESTMENT STRATEGIES
----------------------------------------------------------------
[sidebar]
TOTAL RETURN
An investment objective having the goal of selecting securities with the potential to rise in value and pay out income.
[end sidebar]

The Fund will normally invest at least 65% of its assets in a diversified portfolio of common stocks and other equity securities of companies whose capitalization falls within the range of companies comprising the Standard & Poor's Mid-Cap 400 Index, which capitalization range is approximately between $
million and $ billion as of     , that currently pay dividends and that have the
potential for increasing dividends. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., initially employs a quantitative screening process in an attempt to develop a number of common stocks. The Investment Manager then applies qualitative analysis to determine which stocks it believes have the potential to increase dividends and, finally, to determine whether any of the stocks should be added to the Fund.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends.

In addition to the securities discussed above, the Fund may invest in certain other common stocks, fixed-income, convertible and foreign securities.

In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading or investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading or investment strategies while not using others.


[GRAPHIC OMITTED]


             PRINCIPAL RISKS
-------------------------------------------
The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

The Fund will invest in medium-sized companies that involve greater risk than is customarily associated with investing in more established companies. These stocks may be more volatile and have returns that vary, sometimes significantly, from the overall stock market.

The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments including the risks associated with other common stocks, fixed-income, convertible and foreign securities. For more information about these risks, see the "Additional Risk Information" section.

Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, governmental entity, or the FDIC.


[GRAPHIC OMITTED]


             PAST PERFORMANCE
----------------------------------------------
The table below provides some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

[sidebar]
TOTAL RETURNS
This table compares the Fund's returns with those of a broad measure of market performance over time. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
[end sidebar]



     TOTAL RETURNS (FOR THE PERIOD ENDED THE 1998 CALENDAR YEAR)

                                 LIFE OF FUND
                                (SINCE 5/27/98)
 Class A                        -12.87%
 Class B                        -13.27%
 Class C                        -13.29%
 Class D                        -12.74%
 S&P Mid-Cap 400 Index(1)       -11.34%
 Lipper Mid-Cap Fund Index(2)     6.44%

1 The S&P Mid-Cap 400 Index is a market-value weighted index, the performance of which is based on the average performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

2 The Lipper Mid-Cap Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

[GRAPHIC OMITTED]


             FEES AND EXPENSES
-----------------------------------------------
The Fund offers four classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

[sidebar]
SHAREHOLDER FEES

These fees are paid
directly from your
investment.

ANNUAL FUND
OPERATING EXPENSES

These expenses are
deducted from the
Fund's assets and are
based on expenses paid
for the fiscal year ended
February 28, 1999.
[end sidebar]

                                                       CLASS A        CLASS B        CLASS C       CLASS D
SHAREHOLDER FEES
 Maximum sales charge (load) imposed on              5.25% 1        None            None          None
 purchases (as a percentage of offering price)
 Maximum deferred sales charge (load) (as a
 percentage based on the lesser of the offering       None 2        5.00% 3        1.00% 4        None
 price or net asset value at redemption)
 ANNUAL FUND OPERATING EXPENSES
 Management fee                                      0.75  %        0.75  %        0.75  %       0.75%
 Distribution and service (12b-1) fees               0.25  %        1.00  %        1.00  %        None
 Other expenses                                      0.30  %        0.30  %        0.30  %       0.30%
 Total annual Fund operating expenses                1.30  %        2.05  %        2.05  %       1.05%

1  Reduced for purchases of $25,000 and over.

2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed on sales made within one year after purchase, except for certain specific circumstances.

3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.

4  Only applicable to sales made within one year after purchase.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.


               IF YOU SOLD YOUR      IF YOU HELD YOUR
                   SHARES:                SHARES:
             1 Year     3 Years     1 Year     3 Years
----------   --------   ---------   --------   --------
 CLASS A     $651       $917        $651       $917
----------   ----       ----        ----       ----
 CLASS B     $708       $944        $208       $644
----------   ----       ----        ----       ----
 CLASS C     $308       $644        $208       $644
----------   ----       ----        ----       ----
 CLASS D     $108       $335        $108       $335
----------   ----       ----        ----       ----


[GRAPHIC OMITTED]


             ADDITIONAL INVESTMENT STRATEGY INFORMATION
-------------------------------------------------------------------------------

The Fund seeks total return. There is no guarantee that the Fund will achieve this objective.

This section provides additional information concerning the Fund's principal strategies.

OTHER COMMON STOCKS AND FIXED-INCOME SECURITIES. The Fund may invest up to 35% of its assets in common stocks of U.S. companies that fall outside the range of mid-cap securities or in non-dividend paying mid-cap securities and in U.S. government securities, investment grade corporate debt securities and/or money market instruments. The Fund's fixed-income investments may include zero coupon securities, which are purchased at a discount and make no interest payments until maturity.

CONVERTIBLE SECURITIES. The Fund may invest up to 35% of its assets in convertible bonds or preferred stocks that are convertible into common stock, or in rights and warrants. There are no minimum rating or quality requirements with respect to convertible securities in which the Fund may invest. The Fund will not invest in convertible securities that are in default in payment of principal or interest.

FOREIGN SECURITIES. The Fund may invest up to 25% of assets in equity securities issued by foreign issuers. The Fund will invest in foreign securities whose market capitalization is within the range of the companies comprising the S&P Mid-Cap Index. Although certain of these securities may not be mid-cap companies in the foreign markets in which they trade, they will be included in the mid-cap securities in which the Fund may invest.

DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its total assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market.

The percentage limitations relating to the composition of the Fund's portfolio referenced in "Principal Investment Strategies" apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations or changes in total assets will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


[GRAPHIC OMITTED]


             ADDITIONAL RISK INFORMATION
-----------------------------------------------------------
This section provides additional information regarding the principal risks of investing in the Fund.

OTHER EQUITY SECURITIES. A principal risk of investing in the Fund is associated with its common stock investments that fall outside the range of mid-cap securities or non-dividend pay mid-cap securities. These stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

FIXED-INCOME SECURITIES. Principal risks of investing in the Fund are associated with its fixed-income investments. All fixed-income securities, such as corporate debt securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

CONVERTIBLE SECURITIES. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both common stock and fixed-income securities. A portion of the convertible securities in which the Fund may invest will generally be below investment grade. Securities below investment grade are commonly known as "junk bonds" and have speculative characteristics.

FOREIGN SECURITIES. The Fund's investments in foreign securities (including depository receipts) may involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the Fund's trades effected in those markets.

YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and individual and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Acordingly, the Fund's investments may be adversely affected.


[GRAPHIC OMITTED]


             FUND MANAGEMENT
---------------------------------------------

[sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.

The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc.,
its wholly-owned subsidiary, has more than $    billion in assets under
management or administration as of May 31, 1999.
[end sidebar]


The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.

The Fund's portfolio is managed within the Investment Manager's Growth and Income Group. Paul D. Vance, Senior Vice President of the Investment Manager and Steven M. MacNamara, Assistant Vice President of the Investment Manager, are the primary portfolio managers of the Fund. Mr. Vance has been a portfolio manager with the Investment Manager for over five years. Mr. MacNamara has been a portfolio manager with the Investment Manager since April, 1996, and Senior Portfolio Manager with Investment Advisors International from February, 1991 until December, 1995.

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended February 28, 1999, the Fund accrued total compensation to the Investment Manager amounting to 0.75% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION

[GRAPHIC OMITTED]


             PRICING FUND SHARES
-------------------------------------------------
The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. In addition, if the Fund holds securities primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.

An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[GRAPHIC OMITTED]


             HOW TO BUY SHARES
-----------------------------------------------

[sidebar]
CONTACTING A FINANCIAL ADVISOR

If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (800) THE-DEAN for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.deanwitter.com/funds
[end sidebar]

You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

When you buy Fund shares, the shares are purchased at the next share price calculated, less any applicable front-end sales charge, after we receive your investment order in proper form. We reserve the right to reject any order for the purchase of Fund shares.

     MINIMUM INVESTMENT AMOUNTS

                                                                           MINIMUM INVESTMENT
INVESTMENT OPTIONS                                                        INITIAL      ADDITIONAL
 Regular Accounts                                                      $1,000         $   100
 Individual Retirement Accounts:     Regular IRAs                      $1,000         $   100
                                     Education IRAs                    $500           $   100
 EasyInvestSM                        (Automatically from your
                                     checking or savings account or
                                     Money Market Fund)                $ 100*         $   100*

*     Provided your schedule of investments totals $1,000 in twelve months.


[sidebar]
EASYINVESTSM
A purchase plan that
allows you to transfer
money automatically
from your checking or
savings account or from
a Money Market Fund
on a semi-monthly,
monthly or quarterly
basis. Contact your
Morgan Stanley Dean
Witter Financial
Advisor for further
information about this
service.
[end sidebar]

There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D
SHARES.
To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.

THREE DAY SETTLEMENT. Fund shares are sold through the Fund's distributor. Morgan Stanley Dean Witter Distributors Inc., on a normal three business day basis; that is, your payment for Fund shares is due on the third business day (settlement day) after you place a purchase order.

SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities.

o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[GRAPHIC OMITTED]


             HOW TO EXCHANGE SHARES
------------------------------------------------------
PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, Money Market Fund or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's Prospectus for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.

Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current Prospectus for each fund describes its investment objective(s), policies and investment minimum, and should be read before investment.

EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. Certain services normally available to shareholders of Money Market Funds, including the check writing privilege, are not available for Money Market Fund shares you acquire in an exchange.

TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanely Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of the Fund's shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

FREQUENT EXCHANGES. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this Prospectus for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

[GRAPHIC OMITTED]


             HOW TO SELL SHARES
------------------------------------------------
You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

 OPTIONS             PROCEDURES
-------------------- -----------------------------------------------------------------------------------
 Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial
 Financial Advisor   Advisor or other authorized financial representative.
                     -----------------------------------------------------------------------------------
[GRAPHIC OMITTED]    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
-------------------- -----------------------------------------------------------------------------------
 By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
                     o your account number;
[GRAPHIC OMITTED]    o the dollar amount or the number of shares you wish to sell;
                     o the Class of shares you wish to sell; and
                     o the signature of each owner as it appears on the account.
                     -----------------------------------------------------------------------------------
                     If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee.
                     You can obtain a signature guarantee from an eligible guarantor acceptable to
                     Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley
                     Dean Witter Trust FSB at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                     -----------------------------------------------------------------------------------
                     Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey
                     City, New Jersey 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                     -----------------------------------------------------------------------------------
                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
                     -----------------------------------------------------------------------------------
 Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has
 Withdrawal Plan     a total market value of at least $10,000, you may elect to withdraw amounts of
                     $25 or more, or in any whole percentage of a Fund's balance (provided the
[GRAPHIC OMITTED]    amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any Fund with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                     -----------------------------------------------------------------------------------
                     Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements" section of this Prospectus.
                     -----------------------------------------------------------------------------------
                     To sign up for the systematic withdrawal plan, contact your Morgan Stanley
                     Dean Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                     -----------------------------------------------------------------------------------


PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).

TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this Prospectus and consult your own tax professional about the tax consequences of a sale.

REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

MARGIN ACCOUNTS. Certain restrictions may apply to Fund shares pledged in margin accounts with Dean Witter Reynolds or another authorized broker-dealer of Fund shares. If you hold Fund shares in this manner, please contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative for more details.


[GRAPHIC OMITTED]

[sidebar]
TARGETED DIVIDENDSSM
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
[end sidebar]

             DISTRIBUTIONS
----------------------------------------
The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends and capital gains are distributed annually in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[GRAPHIC OMITTED]


             TAX CONSEQUENCES
----------------------------------------------
As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

o The Fund makes distributions; and
o You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your Social Security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


[GRAPHIC OMITTED]


             SHARE CLASS ARRANGEMENTS
--------------------------------------------------------
The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

The chart below compares the sales charge and the maximum annual 12b-1 fees applicable to each Class:

                                                                                   MAXIMUM
CLASS     SALES CHARGE                                                         ANNUAL 12B-1 FEE
  A       Maximum 5.25% initial sales charge reduced for purchase of
          $25,000 or more; shares sold without an initial sales charge are
          generally subject to a 1.0% CDSC during first year.                       0.25%
  B       Maximum 5.0% CDSC during the first year decreasing to 0%
          after six years.                                                          1.0%
  C       1.0% CDSC during first year                                               1.0%
  D       None                                                                      None


CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

[sidebar]
FRONT-END SALES
CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
[end sidebar]



                                          FRONT-END SALES CHARGE
                                    PERCENTAGE OF          APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION     PUBLIC OFFERING PRICE       OF AMOUNT INVESTED
 Less than $25,000                     5.25%                     5.54%
 $25,000 but less than $50,000         4.75%                     4.99%
 $50,000 but less than $100,000        4.00%                     4.17%
 $100,000 but less than $250,000       3.00%                     3.09%
 $250,000 but less than $1 million     2.00%                     2.04%
 $1 million and over                      0                         0

The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

o A single account (including an individual, trust or fiduciary account).

o Family member accounts (limited to husband, wife and children under the age of 21).

o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o Tax-exempt organizations.

o Groups organized for a purpose other than to buy mutual fund shares.

COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges, if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund) at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of shares within a thirteen-month period. It is available for purchases of Class A shares of Multi-Class Funds and/or shares of FSC Funds. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.

OTHER FRONT-END SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

o A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination)
 approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

o Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynold's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW
  Eligible Plans") which have at least 200 eligible employees.

o A MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

o A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to purchase, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

o Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

[sidebar]
CONTINGENT DEFERRED
SALES CHARGE OR CDSC
A fee you pay when you
sell shares of certain
Morgan Stanley Dean
Witter Funds
purchased without an
initial sales charge. This
fee declines the longer
you hold your shares as
set forth in the table.
[end sidebar]


YEAR SINCE PURCHASE PAYMENT MADE   CDSC AS A PERCENTAGE OF AMOUNT REDEEMED
 First                             5.0%
 Second                            4.0%
 Third                             3.0%
 Fourth                            2.0%
 Fifth                             2.0%
 Sixth                             1.0%
 Seventh and thereafter            None

Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

o Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

o Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 591/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 591/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

o Sales of shares held for you as a participant in a MSDW Eligible Plan.

o Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

All waivers will be granted only following the Distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

DISTRIBUTION FEE. Class B shares are also subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of Class B shares.

CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares acquired in exchange for shares of another Morgan Stanley Dean Witter Fund originally purchased before May 1, 1997, however, will convert to Class A shares in May 2007.)

In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

If you exchange your Class B shares for shares of a Money Market Fund, No-Load Fund or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each Fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees you paid on those shares while in that Fund up to the amount of any applicable CDSC.

In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.

CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following categories of investors:

o Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset based fee for investment advisory, administrative and/or brokerage services.

o Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

o Certain unit investment trusts sponsored by Dean Witter Reynolds.

o Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

o Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS. If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the life of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

 CLASS A

                                            FOR THE PERIOD MAY 27, 1998*
                                            THROUGH FEBRUARY 28, 1999**
 SELECTED PER-SHARE DATA
 Net asset value, beginning of period       $ 10.00
------------------------------------------  ----------
 Income (loss) from investment operations
  Net investment income                        0.06
  Net realized and unrealized loss            (2.17)
                                            ----------
 Total loss from investment operations        (2.11)
 Less dividends from
  Net investment income                       (0.06)
  Net asset value, end of period            $  7.83
------------------------------------------  ----------
 TOTAL RETURN+(1)                            (21.13)%
 RATIOS TO AVERAGE NET ASSETS (2)(3)
 Expenses                                      1.30%
 Net investment income                         0.93%
 SUPPLEMENTAL DATA
 Net assets, end of period, in thousands     $9,536
 Portfolio turnover rate (1)                    124%

*     Commencement of operations.

** The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS B

                                            FOR THE PERIOD MAY 27, 1998*
                                            THROUGH FEBRUARY 28, 1999**
 SELECTED PER-SHARE DATA
 Net asset value, beginning of period        $   10.00
------------------------------------------   ---------
 Income (loss) from investment operations
  Net investment income                            0.01
  Net realized and unrealized loss                (2.17)
                                             -----------
 Total loss from investment operations            (2.16)
 Less dividends from
  Net investment income                           (0.02)
  Net asset value, end of period             $     7.82
------------------------------------------   -----------
 TOTAL RETURN+(1)                                (21.59) %
 RATIOS TO AVERAGE NET ASSETS (2)(3)
 Expenses                                          2.05 %
 Net investment income                             0.18 %
 SUPPLEMENTAL DATA
 Net assets, end of period, in thousands     $  283,779
 Portfolio turnover rate (1)                        124 %


 CLASS C

 SELECTED PER-SHARE DATA
 Net asset value, beginning of period        $ 10.00
------------------------------------------   -------
 Income (loss) from investment operations
  Net investment income                         0.01
  Net realized and unrealized loss             (2.17)
                                             ---------
 Total loss from investment operations         (2.16)
 Less dividends from
  Net investment income                        (0.02)
  Net asset value, end of period             $  7.82
------------------------------------------   ---------
 TOTAL RETURN+(1)                             (21.61) %
 RATIOS TO AVERAGE NET ASSETS (2)(3)
 Expenses                                       2.05 %
 Net investment income                          0.18 %
 SUPPLEMENTAL DATA
 Net assets, end of period, in thousands     $18,075
 Portfolio turnover rate (1)                     124 %

*     Commencement of operations.

** The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

 CLASS D


                                            FOR THE PERIOD MAY 27, 1998*
                                            THROUGH FEBRUARY 28, 1999**
 SELECTED PER-SHARE DATA
 Net asset value, beginning of period       $ 10.00
------------------------------------------  --------
 Income (loss) from investment operations
  Net investment income                        0.06
  Net realized and unrealized loss            (2.16)
                                            --------
 Total loss from investment operations        (2.10)
 Less dividends from
  Net investment income                       (0.07)
  Net asset value, end of period            $  7.83
------------------------------------------  --------
 TOTAL RETURN+(1)                            (21.01) %
 RATIOS TO AVERAGE NET ASSETS (2)(3)
 Expenses                                      1.05 %
 Net investment income                         1.18 %
 SUPPLEMENTAL DATA
 Net assets, end of period, in thousands    $ 1,485
 Portfolio turnover rate (1)                    124 %

*     Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES



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                                                                              23

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                           The Morgan Stanley Dean Witter Family of Funds
                           offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS

GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Equity Fund
Growth Fund
Market Leader Trust
Mid-Cap Growth Fund
Special Value Fund
Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
Global Dividend Growth Securities
International SmallCap Fund
Japan Fund
Pacific Growth Fund

--------------------------------------------------------------------------------

 GROWTH & INCOME FUNDS

Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Global Utilities Fund
Real Estate Fund
Utilities Fund

--------------------------------------------------------------------------------

 INCOME FUNDS

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund(NL)

GLOBAL INCOME FUNDS
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust(FSC)
Limited Term Municipal Trust(NL)
Multi-State Municipal Series Trust(FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

--------------------------------------------------------------------------------

 MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund(MM)
U.S. Government Money Market Trust(MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust(MM)
New York Municipal Money Market Trust(MM)
Tax-Free Daily Income Trust(MM)

There may be Funds created after this Prospectus was published. Please consult the inside front cover of a new Fund's prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund.


Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of Funds are:
NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
MID-CAP DIVIDEND GROWTH SECURITIES

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                (800) 869-NEWS
[sidebar]
TICKER SYMBOLS:

Class A:    MDVAX
-----------------
Class B:    MDVBX
-----------------
Class C:    MDVCX
-----------------
Class D:    MDVDX
-----------------
[end sidebar]


You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                            WWW.DEANWITTER.COM/FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.



(INVESTMENT COMPANY ACT FILE NO. 811-8577)

STATEMENT OF ADDITIONAL INFORMATION    MORGAN STANLEY DEAN WITTER
                                       MID-CAP DIVIDEND GROWTH
JUNE   , 1999                          SECURITIES

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The
Prospectus (dated June   , 1999) for the Morgan Stanley Dean Witter Mid-Cap
Dividend Growth Securities may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.




Morgan Stanley Dean Witter
Mid-Cap Dividend Growth Securities
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.    Fund History .................................................................   4
II.    Description of the Fund and Its Investments and Risks .......................   4
      A. Classification ............................................................   4
      B. Investment Strategies and Risks ...........................................   4
      C. Fund Policies/Investment Restrictions .....................................   7
III.    Management of the Fund .....................................................   8
      A. Board of Trustees .........................................................   8
      B. Management Information ....................................................   9
      C. Compensation ..............................................................  13
IV.    Control Persons and Principal Holders of Securities .........................  15
V.    Investment Management and Other Services .....................................  15
      A. Investment Manager ........................................................  15
      B. Principal Underwriter .....................................................  16
      C. Services Provided by the Investment Manager and Fund Expenses Paid by Third
          Parties ..................................................................  16
      D. Dealer Reallowances .......................................................  17
      E. Rule 12b-1 Plan ...........................................................  17
      F. Other Service Providers ...................................................  21
VI.    Brokerage Allocation and Other Practices ....................................  21
      A. Brokerage Transactions ....................................................  21
      B. Commissions ...............................................................  22
      C. Brokerage Selection .......................................................  22
      D. Directed Brokerage ........................................................  23
      E. Regular Broker-Dealers ....................................................  23
VII.    Capital Stock and Other Securities .........................................  23
VIII.    Purchase, Redemption and Pricing of Shares ................................  24
      A. Purchase/Redemption of Shares .............................................  24
      B. Offering Price ............................................................  25
IX.     Taxation of the Fund and Shareholders ......................................  26
X.      Underwriters ...............................................................  27
XI.     Calculation of Performance Data ............................................  27
XII.    Financial Statements .......................................................  29

                      GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).


     "Custodian" -- The Bank of New York.


     "Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.


     "Financial Advisors" -- Morgan Stanley Dean Witter authorized financial services representatives.


     "Fund" -- Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities, a registered open-end investment company.


     "Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


     "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


     "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.


     "Morgan Stanley Dean Witter Funds" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.


     "MSDW" -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.


     "MSDW Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.


     "Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.


     "Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------
     The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on December 23, 1997.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------
A. CLASSIFICATION


     The Fund is an open-end, diversified management investment company whose investment objective is to seek total return.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

     MONEY MARKET SECURITIES. In addition to the money market securities in which the Fund may otherwise invest, the Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

     Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

     Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate; and

     Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and


     Repurchase Agreements. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.

     INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for the Fund to invest in the real estate industry (the Fund is prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, the Fund would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own investment management fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts.

     LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets.

     As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

     WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

     The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Fund's total assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.


     PRIVATE PLACEMENTS. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

     Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

     WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may acquire warrants and subscription rights attached to other securities. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

     A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. A subscription right is freely transferable.

     YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

     In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or
(b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     The Fund will:

     1. Seek total return.

     The Fund may not:

    1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities), except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

    2. With respect to 75% of its assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

    3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

    4. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

    5. Purchase or sell commodities.

    6. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or as otherwise permitted by Section 12(d) of the Investment Company Act or the Rules promulgated thereunder. This restriction does not apply to an investment by the Fund of all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

    7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

    8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

    9. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities.

   10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or
       (c) by lending its portfolio securities.

   11. Make short sales of securities.

   12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

   13. Engage in the underwriting of securities, except insofar as the Fund may deemed an underwriter under the Securities Act in disposition of a portfolio security.

   14. Invest for the purpose of exercising control or management of any other issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

     Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.


III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
A. BOARD OF TRUSTEES

     The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.


B. MANAGEMENT INFORMATION


     TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor. Three of the six Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW Funds," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.


     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 85 Morgan Stanley Dean Witter Funds, the 11 TCW/DW Funds and Discover Brokerage Index Series are shown below.




 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael Bozic (58) ........................   Vice Chairman of Kmart Corporation (since
Trustee                                       December, 1998); Director or Trustee of the Morgan
c/o Kmart Corporation                         Stanley Dean Witter Funds and Discover Brokerage
3100 West Big Beaver Road                     Index Series; formerly Chairman and Chief
Troy, Michigan                                Executive Officer of Levitz Furniture Corporation
                                              (November, 1995-November, 1998) and President
                                              and Chief Executive Officer of Hills Department
                                              Stores (May, 1991-July, 1995); formerly variously
                                              Chairman, Chief Executive Officer, President and
                                              Chief Operating Officer (1987-1991) of the Sears
                                              Merchandise Group of Sears, Roebuck and Co.;
                                              Director of Eaglemark Financial Services, Inc. and
                                              Weirton Steel Corporation.
Charles A. Fiumefreddo* (66) ..............   Chairman, Director or Trustee and Chief Executive
Chairman of the Board, Chief                  Officer of the Morgan Stanley Dean Witter Funds,
Executive Officer and Trustee                 the TCW/DW Funds and Discover Brokerage Index
Two World Trade Center                        Series; formerly Chairman, Chief Executive Officer
New York, New York                            and Director of the Investment Manager, the
                                              Distributor and MSDW Services Company;
                                              Executive Vice President and Director of Dean
                                              Witter Reynolds; Chairman and Director of the
                                              Transfer Agent; formerly Director and/or officer of
                                              various MSDW subsidiaries (until June, 1998).

 NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   -----------------------------------------------------
Edwin J. Garn (66) ........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                       Witter Funds and Discover Brokerage Index Series;
c/o Huntsman Corporation                      formerly United States Senator (R-Utah)
500 Huntsman Way                              (1974-1992) and Chairman, Senate Banking
Salt Lake City, Utah                          Committee (1980-1986); formerly Mayor of Salt
                                              Lake City, Utah (1971-1974); formerly Astronaut,
                                              Space Shuttle Discovery (April 12-19, 1985); Vice
                                              Chairman, Huntsman Corporation; Director of
                                              Franklin Covey (time management systems), BMW
                                              Bank of North America, Inc., United Space Alliance
                                              (joint venture between Lockheed Martin and the
                                              Boeing Company) and Nuskin Asia Pacific
                                              (multilevel marketing); member of the board of
                                              various civic and charitable organizations.
Wayne E. Hedien (65) ......................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds and Discover Brokerage Index
c/o Gordon Altman Butowsky                    Series; Director of The PMI Group, Inc. (private
 Weitzen Shalov & Wein                        mortgage insurance); Trustee and Vice Chairman
Counsel to the Independent Trustees           of The Field Museum of Natural History; formerly
114 West 47th Street                          associated with the Allstate Companies
New York, New York                            (1966-1994), most recently as Chairman of The
                                              Allstate Corporation (March, 1993-December,
                                              1994) and Chairman and Chief Executive Officer of
                                              its wholly-owned subsidiary, Allstate Insurance
                                              Company (July, 1989-December, 1994); director of
                                              various other business and charitable organizations.
Dr. Manuel H. Johnson (50) ................   Senior Partner, Johnson Smick International, Inc.,
                                              a consulting firm; Co-Chairman and a founder of
                                              Trustee the Group of Seven Council (G7C), an
                                              international c/o Johnson Smick International, Inc.
                                              economic commission; Chairman of the Audit
                                              1133 Connecticut Avenue, N.W. Committee and Director
                                              or Trustee of the Morgan Washington, D.C.
                                              Stanley Dean Witter Funds, the TCW/DW Funds
                                              and Discover Brokerage Index Series; Director of
                                              Greenwich Capital Markets, Inc. (broker-dealer)
                                              and NVR, Inc. (home construction); Chairman and
                                              Trustee of the Financial Accounting Foundation
                                              (oversight organization of the Financial Accounting
                                              Standards Board); formerly Vice Chairman of the
                                              Board of Governors of the Federal Reserve System
                                              (1986-1990) and Assistant Secretary of the U.S.
                                              Treasury.
Michael E. Nugent (63) ....................   General Partner, Triumph Capital, L.P., a private
                                              investment partnership; Chairman of the Insurance
                                              Trustee Committee and Director or Trustee of the
                                              Morgan c/o Triumph Capital, L.P. Stanley Dean
                                              Witter Funds, the TCW/DW Funds 237 Park Avenue
                                              and Discover Brokerage Index Series; formerly
                                              New York, New York Vice President, Bankers Trust
                                              Company and BT Capital Corporation (1984-1988);
                                              director of various business organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS         PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   -----------------------------------------------------
Philip J. Purcell* (55) ...................   Chairman of the Board of Directors and Chief
                                              Executive Officer of MSDW, Dean Witter Reynolds
                                              Trustee and Novus Credit Services Inc.; Director
                                              of the 1585 Broadway Distributor; Director or
                                              Trustee of the Morgan New York, New York
                                              Stanley Dean Witter Funds and Discover Brokerage
                                              Index Series; Director and/or officer of various
                                              MSDW subsidiaries.
John L. Schroeder (68) ....................   Retired; Chairman of the Derivatives Committee
                                              and Director or Trustee of the Morgan Stanley
                                              Trustee Dean Witter Funds, the TCW/DW Funds and
                                              c/o Gordon Altman Butowsky Discover Brokerage Index
                                              Series; Director of Weitzen Shalov & Wein Citizens
                                              Utilities Company; formerly Executive Vice Counsel to
                                              the Independent Trustees President and Chief Investment
                                              Officer of the 114 West 47th Street Home Insurance Company
                                              (August, 1991- New York, New York September, 1995).
Mitchell M. Merin (45) ....................   President and Chief Operating Officer of Asset
President                                     Management of MSDW (since December, 1998);
Two World Trade Center                        President and Director (since April, 1997) and
New York, New York                            Chief Executive Officer (since June, 1998) of the
                                              Investment Manager and MSDW Services
                                              Company; Chairman, Chief Executive Officer and
                                              Director of the Distributor (since June, 1998);
                                              Chairman and Chief Executive Officer (since June,
                                              1998) and Director (since January, 1998) of the
                                              Transfer Agent; Director of various MSDW
                                              subsidiaries; President of the Morgan Stanley Dean
                                              Witter Funds, the TCW/DW Funds and Discover
                                              Brokerage Index Series (since May, 1999);
                                              previously Chief Strategic Officer of the Investment
                                              Manager and MSDW Services Company and
                                              Executive Vice President of the Distributor (April,
                                              1997-June, 1998), Vice President of the Morgan
                                              Stanley Dean Witter Funds, the TCW/DW Funds
                                              and Discover Brokerage Index Series (May,
                                              1997-April, 1999), and Executive Vice President of
                                              Dean Witter, Discover & Co.
Barry Fink (44) ...........................   Senior Vice President (since March, 1997) and
Vice President,                               Secretary and General Counsel (since February,
Secretary and General Counsel                 1997) and Director (since July, 1998) of the
Two World Trade Center                        Investment Manager and MSDW Services
New York, New York                            Company; Senior Vice President (since March,
                                              1997) and Assistant Secretary and Assistant
                                              General Counsel (since February, 1997) of the
                                              Distributor; Assistant Secretary of Dean Witter
                                              Reynolds (since August, 1996); Vice President,
                                              Secretary and General Counsel of the Morgan
                                              Stanley Dean Witter Funds and the TCW/DW
                                              Funds (since February, 1997); Vice President,
                                              Secretary and General Counsel of Discover
                                              Brokerage Index Series; previously First Vice
                                              President (June, 1993-February, 1997), Vice
                                              President and Assistant Secretary and Assistant
                                              General Counsel of the Investment Manager and
                                              MSDW Services Company and Assistant Secretary
                                              of the Morgan Stanley Dean Witter Funds and the
                                              TCW/DW Funds.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Paul D. Vance (63) ........................   Senior Vice President of the Investment Manager;
Vice President                                Vice President of various Morgan Stanley Dean
Two World Trade Center                        Witter Funds.
New York, New York
Steven M. MacNamara (36) ..................   Assistant Vice President of the Investment Manager
Assistant Vice President                      (since April, 1996); Assistant Vice President of
Two World Trade Center                        various Morgan Stanley Dean Witter Funds (since
New York, New York                            April, 1996); previously Senior Portfolio Manager
                                              with Investment Advisors International (February,
                                              1991-December, 1995).
Thomas F. Caloia (53) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager and MSDW Services
Two World Trade Center                        Company; Treasurer of the Morgan Stanley Dean
New York, New York                            Witter Funds, the TCW/DW Funds and Discover
                                              Brokerage Index Series.

----------
* A Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act.


     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and Mark Bavoso, Kenton J. Hinchliffe and Ira N. Ross, Senior Vice Presidents of the Investment Manager, and Matthew Haynes, Vice President of the Investment Manager, are Vice Presidents of the Fund.

     In addition, Frank Bruttomesso, Marilyn K. Cranney, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Todd Lebo, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

     INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent Trustees serve as members of the Audit Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.

     The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.


     The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.


     Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.


     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.



C. COMPENSATION


     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     At such time as the Fund has been in operation, and has paid fees to the Independent Trustees, for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of Board and committee meetings as were held by the other Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1998, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:



                         FUND COMPENSATION (ESTIMATED)



                                    AGGREGATE
                                  COMPENSATION
  NAME OF INDEPENDENT TRUSTEE     FROM THE FUND
-------------------------------  --------------
Michael Bozic .................      $1,650
Edwin J. Garn .................       1,650
Wayne E. Hedien ...............       1,650
Dr. Manuel H. Johnson .........       2,400
Michael E. Nugent .............       2,150
John L. Schroeder .............       2,150

     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31, 1998. With respect to Messrs. Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.



   CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS




                                     FOR SERVICE                          TOTAL CASH
                                     AS DIRECTOR                         COMPENSATION
                                     OR TRUSTEE        FOR SERVICE       FOR SERVICES
                                    AND COMMITTEE       AS TRUSTEE          TO 85
                                    MEMBER OF 85      AND COMMITTEE     MORGAN STANLEY
                                   MORGAN STANLEY      MEMBER OF 11      DEAN WITTER
NAME OF                              DEAN WITTER          TCW/DW         FUNDS AND 11
INDEPENDENT TRUSTEE                     FUNDS             FUNDS          TCW/DW FUNDS
-------------------------------   ----------------   ---------------   ---------------
Michael Bozic .................       $120,150                --           $120,150
Edwin J. Garn .................        132,450                --            132,450
Wayne E. Hedien ...............        132,350                --            132,350
Dr. Manuel H. Johnson .........        128,400           $62,331            190,731
Michael E. Nugent .............        132,450            62,131            194,581
John L. Schroeder .............        132,450            64,731            197,181

     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or

Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board(1). "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the calendar year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of the calendar year ended December 31, 1998.


         RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS



                                                                        RETIREMENT       ESTIMATED
                                                                         BENEFITS         ANNUAL
                                      ESTIMATED                         ACCRUED AS     BENEFITS UPON
                                   CREDITED YEARS       ESTIMATED        EXPENSES       RETIREMENT
                                    OF SERVICE AT     PERCENTAGE OF       BY ALL         FROM ALL
NAME OF                              RETIREMENT          ELIGIBLE        ADOPTING        ADOPTING
INDEPENDENT TRUSTEE                 (MAXIMUM 10)       COMPENSATION        FUNDS         FUNDS(2)
-------------------------------   ----------------   ---------------   ------------   --------------
Michael Bozic .................          10                60.44%         $22,377         $52,250
Edwin J. Garn .................          10                60.44           35,225          52,250
Wayne E. Hedien ...............           9                51.37           41,979          44,413
Dr. Manuel H. Johnson .........          10                60.44           14,047          52,250
Michael E. Nugent .............          10                60.44           25,336          52,250
John L. Schroeder .............           8                50.37           45,117          44,343

----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
     [5% ownership list]


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.


V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------
A. INVESTMENT MANAGER


     The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the period May 27, 1998 (commencement of operations) through February 28, 1999, the Investment Manager accrued total compensation under the Management Agreement in the amount of $2,103,972. This amount takes into account that the Investment Manager had agreed to assume all expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided for in its Management Agreement until such time as the Fund has $50 million of net assets or until six months from the date of commencement of the Fund's operations, whichever occurred first. This waiver and assumption is no longer in effect.

     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.


B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

     The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

     The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.


D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.


E. RULE 12B-1 PLAN

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of Class A and 1.0% of the average daily net assets of each of Class B and Class C.

     The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the period May 27, 1998 (commencement of operations) through February 28, 1999, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).

                                      1998
                                   ----------
Class A ..........    FSCs:(1)     $ 94,934
                     CDSCs:        $      0
Class B ..........   CDSCs:        $841,536
Class C ..........   CDSCs:        $ 25,401

----------
(1)   FSCs apply to Class A only.


     The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.

     Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. For the period May 27, 1998 (commencement of operations) through February 28, 1999, Class A, Class B and Class C shares of the Fund accrued payments under the Plan amounting to $20,128, $2,549,049 and $167,088, respectively, which amounts are equal to 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C, respectively, for the period.

     The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

     With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Dean Witter Reynolds Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

     With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

     With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.

     With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

     The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Dean Witter Reynolds's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.

     The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

     The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

     Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the period May 27, 1998 (commencement of operations) through February 28, 1999 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $24,908,331 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 8.26% ($2,058,639)--advertising and promotional expenses; (ii) 0.44% ($109,831)--printing of prospectuses for distribution to other than current shareholders; and (iii) 91.30% ($22,739,861)--other expenses, including the gross sales credit and the carrying charge, of which 3.43% ($780,733) represents carrying charges, 39.98% ($9,091,079) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, and 56.59% ($12,868,049) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and Class C for distribution during the period May 27, 1998 through February 28, 1999 were for expenses which relate to compensation of sales personnel and associated overhead expenses.

     In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $21,286,639 as of December 31, 1998 (the end of the calendar year), which was equal to 7.50% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

     In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $175,875 in the case of Class C at December 31, 1998 (the end of the calendar year), which amount was equal to 0.81% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

     On an annual basis the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


F. OTHER SERVICE PROVIDERS


  (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.


  (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

     The Bank of New York, 90 Washington Street, New York, New York 10286, is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


  (3) AFFILIATED PERSONS

     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------
A. BROKERAGE TRANSACTIONS


     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

     For the period May 27, 1998 (commencement of operations) through February 28, 1999, the Fund paid a total of $2,419,220 in brokerage commissions.


B. COMMISSIONS

     Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

     During the period May 27, 1998 (commencement of operations) through February 28, 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the period May 27, 1998 (commencement of operations) through February 28, 1999, the Fund paid a total of $288,085 in brokerage commissions to Dean Witter Reynolds. During the period May 27, 1998 through February 28, 1999, the brokerage commissions paid to Dean Witter Reynolds represented approximately 11.91% of the total brokerage commissions paid by the Fund during the year and were paid on account of transactions having an aggregate dollar value equal to approximately 14.41% of the aggregate dollar value of all portfolio transactions of the Fund during the year for which commissions were paid.

     During the period May 27, 1998 (commencement of operations) through February 28, 1999, the Fund paid a total of $116,705 in brokerage commissions to Morgan Stanley & Co. During the period May 27, 1998 through February 28, 1999, the brokerage commissions paid to Morgan Stanley & Co. represented approximately 4.82% of the total brokerage commissions paid by the Fund for this period and were paid on account of transactions having an aggregate dollar value equal to approximately 4.45% of the aggregate dollar value of all portfolio transactions of the Fund during the year for which commissions were paid.


C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     The Fund anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE

     During the period May 27, 1998 (commencement of operations) through February 28, 1999, the Fund paid $1,994,158 in brokerage commissions in connection with transactions in the aggregate amount of $852,480,869 to brokers because of research services provided.


E. REGULAR BROKER-DEALERS

     During the period May 27, 1998 (commencement of operations) through February 28, 1999, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the year. At February 28, 1999, the Fund did not own any securities issued by any of these issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------
     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class
B and Class C bear expenses related to the distribution of their respective shares.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------
A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transactions pursuant to the exchange privilege.

     TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to a CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.


B. OFFERING PRICE


     The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services--E. Rule 12b-1 Plan."

     The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

     In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

     Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

     Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

     Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

     Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------
     The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

     Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

     Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax on long-term capital gains applicable to individuals from 28% to 20%.

     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains.

     After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

     PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

     Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

     If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


X. UNDERWRITERS
--------------------------------------------------------------------------------
     The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."


XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
     From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period.
For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involved a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (which the root is equivalent to the number of years in the period) and subtracting 1 from the result.

     In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge.

     For periods of less than one year, the Fund quotes its total return on a non-annualized basis. Accordingly, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distribution are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sale charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total return for Class A for the period May 27, 1998 (commencement of operations) through February 28, 1999 was -21.13%. The total return of Class B for the period May 27, 1998 through February 28, 1999 was -21.59%. The total return of Class C for the period May 27, 1998 through February 28, 1999 was -21.61%. The total return of Class D for the period May 27, 1998 through February 28, 1999 was -21.01%.

     The Fund may also advertise the growth of hypothetical investment of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have declined to the following amounts at February 28, 1999:




                                    INVESTMENT AT INCEPTION OF:
                     INCEPTION   ---------------------------------
CLASS                  DATE:      $10,000     $50,000     $100,000
-----------------   ----------   ---------   ---------   ---------
Class A .........   5/27/98       $7,473     $37,858     $76,504
Class B .........   5/27/98        7,841      39,205      78,410
Class C .........   5/27/98        7,839      39,195      78,390
Class D .........   5/27/98        7,899      39,495      78,990

     The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     EXPERTS. The financial statements of the Fund for the period May 27, 1998 (commencement of operations) through February 28, 1999 are included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, and on the authority of that firm as experts in auditing and accounting.


                                   * * * * *


     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS February 28, 1999




    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                ------------------
                    COMMON STOCKS (98.8%)
                    Aerospace (3.1%)
  100,000           Goodrich (B.F.) Co. (The) ................   $  3,412,500
  165,000           Lockheed Martin Corp. ....................      6,218,437
                                                                 ------------
                                                                    9,630,937
                                                                 ------------
                    Auto Parts: O.E.M. (1.9%)
  137,300           Borg-Warner Automotive, Inc. .............      5,981,131
                                                                 ------------
                    Casino/Gambling (3.5%)
  195,000           International Game Technology ............      3,705,000
  365,000           Mirage Resorts, Inc.* ....................      7,117,500
                                                                 ------------
                                                                   10,822,500
                                                                 ------------
                    Computer/Video Chains (1.4%)
  425,000           CompUSA, Inc.* ...........................      4,462,500
                                                                 ------------
                    Construction/Agricultural
                    Equipment/Trucks (3.3%)
  749,000           AGCO Corp. ...............................      4,915,312
  276,000           Case Corp. ...............................      5,382,000
                                                                 ------------
                                                                   10,297,312
                                                                 ------------
                    Containers/Packaging (1.9%)
  250,000           Owens-Illinois, Inc.* ....................      5,984,375
                                                                 ------------
                    Contract Drilling (3.6%)
  280,000           Diamond Offshore Drilling, Inc. ..........      5,792,500
  616,000           ENSCO International, Inc. ................      5,467,000
                                                                 ------------
                                                                   11,259,500
                                                                 ------------
                    Discount Chains (2.2%)
  270,000           Consolidated Stores Corp.* ...............      6,800,625
                                                                 ------------
                    E.D.P. Services (3.5%)
  185,000           Cambridge Technology Partners,
                    Inc.* ....................................      4,648,125
  250,000           CIBER, Inc.* .............................      6,281,250
                                                                 ------------
                                                                   10,929,375
                                                                 ------------
                    Electronic Components (0.9%)
   85,000           Hadco Corp.* .............................      2,698,750
                                                                 ------------
                    Finance -- Consumer (2.1%)
  160,000           Household International, Inc. ............      6,500,000
                                                                 ------------
                    Finance Companies (1.8%)
  145,000           Countrywide Credit Industries,
                    Inc. .....................................      5,491,875
                                                                 ------------
                    Food Distributors (2.1%)
  271,800           Richfood Holdings, Inc. ..................      6,455,250
                                                                 ------------
                    Hospital/Nursing Management (2.3%)
  255,000           HCR Manor Care, Inc.* ....................      5,705,625
1,192,900           Sun Healthcare Group, Inc.* ..............      1,640,237
                                                                 ------------
                                                                    7,345,862
                                                                 ------------



    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                ------------------
                    Hotels/Resorts (1.9%)
  590,000           Prime Hospitality Corp.* .................   $  6,047,500
                                                                 ------------
                    Life Insurance (2.1%)
  215,000           Conseco, Inc. ............................      6,436,562
                                                                 ------------
                    Major Banks (2.0%)
  140,000           Republic New York Corp. ..................      6,343,750
                                                                 ------------
                    Major Chemicals (4.0%)
  219,000           Hercules, Inc. ...........................      6,063,562
  330,000           IMC Global, Inc. .........................      6,579,375
                                                                 ------------
                                                                   12,642,937
                                                                 ------------
                    Managed Health Care (6.0%)
   80,000           Aetna Inc. ...............................      5,925,000
  414,000           First Health Group Corp.* ................      6,624,000
  362,000           Humana, Inc.* ............................      6,335,000
                                                                 ------------
                                                                   18,884,000
                                                                 ------------
                    Medical/Nursing Services (2.4%)
  220,000           HEALTHSOUTH Corp.* .......................      2,557,500
  900,000           PhyCor, Inc.* ............................      4,837,500
                                                                 ------------
                                                                    7,395,000
                                                                 ------------
                    Metals Fabrications (1.9%)
  330,000           Timken Co. (The) .........................      5,836,875
                                                                 ------------
                    Multi-Sector Companies (1.4%)
  150,000           Tenneco, Inc. ............................      4,490,625
                                                                 ------------
                    Oil Refining/Marketing (1.9%)
  295,000           USX-Marathon Group .......................      6,102,812
                                                                 ------------
                    Other Specialty Stores (3.6%)
  557,300           Friedman's, Inc. (Class A) ...............      5,816,819
  410,000           General Nutrition Companies,
                    Inc.* ....................................      5,458,125
                                                                 ------------
                                                                   11,274,944
                                                                 ------------
                    Packaged Foods (4.0%)
  200,000           Dole Food Co., Inc. ......................      6,300,000
  260,700           Interstate Bakeries Corp. ................      6,256,800
                                                                 ------------
                                                                   12,556,800
                                                                 ------------
                    Photographic Products (1.0%)
  125,000           Polaroid Corp. ...........................      2,984,375
                                                                 ------------
                    Real Estate Investment Trust (6.2%)
  680,000           Equity Inns, Inc. ........................      6,417,500
  275,000           FelCor Lodging Trust Inc. ................      6,496,875
  169,700           Kimco Realty Corp. .......................      6,437,994
                                                                 ------------
                                                                   19,352,369
                                                                 ------------
                    Recreational Products/Toys (3.8%)
  638,300           K2 Inc. ..................................      5,625,019
  241,500           Mattel, Inc. .............................      6,369,563
                                                                 ------------
                                                                   11,994,582
                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS February 28, 1999, continued


  NUMBER OF
   SHARES                                                       VALUE
------------                                               ---------------
               Rental/Leasing Companies (3.9%)
  500,000      Budget Group, Inc. (Class A)* ...........   $  5,843,750
  240,000      Ryder System, Inc. ......................      6,480,000
                                                           ------------
                                                             12,323,750
                                                           ------------
               Retail -- Specialty (2.1%)
  450,000      Rexall Sundown, Inc.* ...................      6,440,625
                                                           ------------
               Savings & Loan Associations (3.9%)
  270,000      Dime Bancorp, Inc. ......................      6,682,500
  140,000      Washington Mutual, Inc. .................      5,600,000
                                                           ------------
                                                             12,282,500
                                                           ------------
               Specialty Chemicals (1.9%)
  325,000      Crompton & Knowles Corp. ................      6,012,500
                                                           ------------
               Specialty Insurers (2.1%)
  106,000      MBIA, Inc. ..............................      6,525,625
                                                           ------------
               Specialty Steels (2.0%)
  141,900      Nucor Corp. .............................      6,323,419
                                                           ------------
               Steel/Iron Ore (2.0%)
  245,000      USX-U.S. Steel Group ....................      6,201,563
                                                           ------------
               Textiles (3.1%)
  322,100      Guilford Mills, Inc. ....................      3,985,988
  467,800      Unifi, Inc. .............................      5,642,838
                                                           ------------
                                                              9,628,826
                                                           ------------
               Tobacco (2.0%)
  235,000      RJR Nabisco Holdings Corp. ..............      6,418,438
                                                           ------------

               TOTAL COMMON STOCKS
               (Identified Cost $368,413,130) ..........    309,160,369
                                                           ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                   VALUE
-------------                                            ---------------
                SHORT-TERM INVESTMENT (0.9%)
                REPURCHASE AGREEMENT
 $    2,925     The Bank of New York 4.75%
                due 03/01/99 (dated 02/26/99;
                proceeds $2,926,209) (a)
                (Amortized Cost $2,925,051) ..........   $  2,925,051
                                                         ------------


TOTAL INVESTMENTS
(Identified Cost $371,338,181) (b)       99.7%     312,085,420
OTHER ASSETS IN EXCESS OF
LIABILITIES ......................        0.3          790,247
                                        -----      -----------
NET ASSETS .......................      100.0%    $312,875,667
                                        =====     ============

-------------------------------
*        Non-income producing security.

(a) Collateralized by $2,384,067 U.S. Treasury Bond 7.875% due 02/15/21 valued at $2,983,552.

(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,201,964 and the aggregate gross unrealized depreciation is $67,454,725, resulting in net unrealized depreciation of $59,252,761.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999

ASSETS:
Investments in securities, at value
  (identified cost $371,338,181) ..................................  $ 312,085,420
Receivable for:
   Investments sold ...............................................     10,282,469
   Dividends ......................................................        297,840
   Shares of beneficial interest sold .............................        146,331
Deferred organizational expenses ..................................         61,976
Prepaid expenses and other assets .................................        109,393
                                                                     -------------
   TOTAL ASSETS ...................................................    322,983,429
                                                                     -------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................      8,611,524
   Shares of beneficial interest repurchased ......................        845,422
   Plan of distribution fee .......................................        263,251
   Investment management fee ......................................        202,972
Accrued expenses and other payables ...............................        184,593
                                                                     -------------
   TOTAL LIABILITIES ..............................................     10,107,762
                                                                     -------------
   NET ASSETS .....................................................  $ 312,875,667
                                                                     =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................  $ 406,684,779
Net unrealized depreciation .......................................    (59,252,761)
Net realized loss .................................................    (34,556,351)
                                                                     -------------
   NET ASSETS .....................................................  $ 312,875,667
                                                                     =============
CLASS A SHARES:
Net Assets ........................................................  $   9,536,116
Shares Outstanding (unlimited authorized, $.01 par value) .........      1,218,589
   NET ASSET VALUE PER SHARE ......................................  $        7.83
                                                                     =============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..............  $        8.26
                                                                     =============
CLASS B SHARES:
Net Assets ........................................................  $ 283,779,367
Shares Outstanding (unlimited authorized, $.01 par value) .........     36,299,590
   NET ASSET VALUE PER SHARE ......................................  $        7.82
                                                                     =============
CLASS C SHARES:
Net Assets ........................................................  $  18,074,791
Shares Outstanding (unlimited authorized, $.01 par value) .........      2,311,718
   NET ASSET VALUE PER SHARE ......................................  $        7.82
                                                                     =============
CLASS D SHARES:
Net Assets ........................................................  $   1,485,393
Shares Outstanding (unlimited authorized, $.01 par value) .........        189,690
   NET ASSET VALUE PER SHARE ......................................  $        7.83
                                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the period May 27, 1998* through February 28, 1999

NET INVESTMENT INCOME:
INCOME
Dividends .........................................  $   5,402,422
Interest ..........................................        864,060
                                                     -------------
   TOTAL INCOME ...................................      6,266,482
                                                     -------------
EXPENSES
Plan of distribution fee (Class A shares) .........         20,128
Plan of distribution fee (Class B shares) .........      2,549,049
Plan of distribution fee (Class C shares) .........        167,088
Investment management fee .........................      2,103,972
Transfer agent fees and expenses ..................        481,572
Registration fees .................................        224,409
Professional fees .................................         65,024
Custodian fees ....................................         33,677
Shareholder reports and notices ...................         22,566
Organizational expenses ...........................         10,246
Trustees' fees and expenses .......................          7,378
Other .............................................          8,685
                                                     -------------
   TOTAL EXPENSES .................................      5,693,794
                                                     -------------
   NET INVESTMENT INCOME ..........................        572,688
                                                     -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .................................    (34,556,351)
Net unrealized depreciation .......................    (59,252,761)
                                                     -------------
   NET LOSS .......................................    (93,809,112)
                                                     -------------
NET DECREASE ......................................  $ (93,236,424)
                                                     =============

---------------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                                         FOR THE PERIOD
                                                                          MAY 27, 1998*
                                                                             THROUGH
                                                                        FEBRUARY 28, 1999
                                                                       ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................................   $     572,688
Net realized loss ....................................................     (34,556,351)
Net unrealized depreciation ..........................................     (59,252,761)
                                                                         -------------
   NET DECREASE ......................................................     (93,236,424)
                                                                         -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares .......................................................         (78,008)
Class B shares .......................................................        (866,259)
Class C shares .......................................................         (52,602)
Class D shares .......................................................          (3,143)
                                                                         -------------
   TOTAL DIVIDENDS ...................................................      (1,000,012)
                                                                         -------------
Net increase from transactions in shares of beneficial interest ......     407,012,103
                                                                         -------------
   NET INCREASE ......................................................     312,775,667
NET ASSETS:
Beginning of period ..................................................         100,000
                                                                         -------------
   END OF PERIOD .....................................................   $ 312,875,667
                                                                         =============

---------------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund seeks to achieve its objective by investing primarily in domestic and foreign equity securities of companies whose market capitalization falls within the capitalization range of the companies comprising the Standard and Poor's Midcap 400 Index and that currently pay dividends and that have the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on December 23, 1997 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 27, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $72,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $21,286,639 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $841,536 and $25,401, respectively and received $94,934 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended February 28, 1999 aggregated $831,615,904 and $428,646,423, respectively.

For the period ended February 28, 1999, the Fund incurred $288,085 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At February 28, 1999, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $3,454,617 and $757,500, respectively.

For the period ended February 28, 1999, the Fund incurred $116,705 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, and affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1999, the Fund had transfer agent fees and expenses payable of approximately $3,600.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                            FOR THE PERIOD
                                             MAY 27, 1998*
                                                THROUGH
                                           FEBRUARY 28, 1999
                                    -------------------------------
                                        SHARES          AMOUNT
                                    -------------- ----------------
CLASS A SHARES
Sold ..............................    1,553,857    $  14,971,777
Reinvestment of dividends .........        8,612           71,827
Redeemed ..........................     (346,380)      (2,873,074)
                                       ---------    -------------
Net increase - Class A ............    1,216,089       12,170,530
                                       ---------    -------------
CLASS B SHARES
Sold ..............................   46,157,509      451,064,311
Reinvestment of dividends .........       97,339          811,803
Redeemed ..........................   (9,957,758)     (82,556,557)
                                      ----------    -------------
Net increase - Class B ............   36,297,090      369,319,557
                                      ----------    -------------
CLASS C SHARES
Sold ..............................    3,086,861       30,246,228
Reinvestment of dividends .........        5,944           49,573
Redeemed ..........................     (783,587)      (6,546,367)
                                      ----------    -------------
Net increase - Class C ............    2,309,218       23,749,434
                                      ----------    -------------
CLASS D SHARES
Sold ..............................      323,389        2,934,148
Reinvestment of dividends .........          159            1,329
Redeemed ..........................     (136,358)      (1,162,895)
                                      ----------    -------------
Net increase - Class D ............      187,190        1,772,582
                                      ----------    -------------
Net increase in Fund ..............   40,009,587    $ 407,012,103
                                      ==========    =============

---------------
*     Commencement of operations.


6. FEDERAL INCOME TAX STATUS

At February 28, 1999, the Fund had a net capital loss carryover of approximately $26,212,000 which will be available through February 28, 2007 to offset future capital gains to the extent provided by regulations.

As of February 28, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment income was credited $427,324.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:



                                                         FOR THE PERIOD MAY 27, 1998* THROUGH FEBRUARY 28, 1999**
                                                      ---------------------------------------------------------------
                                                         CLASS A          CLASS B          CLASS C         CLASS D
                                                          SHARES           SHARES           SHARES          SHARES
                                                      -------------   ---------------   -------------   -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............     $ 10.00            $    10.00       $   10.00     $ 10.00
                                                        -------            ----------       ---------     -------
Income (loss) from investment operations:
 Net investment income ............................       0.06                  0.01            0.01        0.06
 Net realized and unrealized loss .................     ( 2.17)               ( 2.17)         ( 2.17)     ( 2.16)
                                                        -------            ----------       ---------     -------
Total loss from investment operations .............     ( 2.11)               ( 2.16)         ( 2.16)     ( 2.10)
                                                        -------            ----------       ---------     -------
Less dividends from net investment income .........     ( 0.06)               ( 0.02)         ( 0.02)     ( 0.07)
                                                        -------            ----------       ---------     -------
Net asset value, end of period ....................     $  7.83            $     7.82       $    7.82     $  7.83
                                                        =======            ==========       =========     =======
TOTAL RETURN+(1) ..................................    (21.13)%              (21.59)%        (21.61)%    (21.01)%
RATIOS TO AVERAGE NET ASSETS (2) (3):
Expenses ..........................................   1.30 %          2.05 %            2.05 %          1.05 %
Net investment income .............................   0.93 %          0.18 %            0.18 %          1.18 %
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........    $9,536           $283,779          $18,075        $1,485
Portfolio turnover rate (1) .......................   124 %           124 %             124 %           124 %

-------------
*     Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities (the "Fund") at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period May 27, 1998 (commencement of operations) through February 28, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 14, 1999




                      1999 FEDERAL TAX NOTICE (unaudited)

      For the period ended February 28, 1999, 100% of the income dividends qualified for dividends received deduction available to corporations.

         MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES

                            PART C OTHER INFORMATION

Item 23.  Exhibits

          2.   Amended and Restated By-Laws of the Registrant dated May 1,
               1999.

          4. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

          5.(a)Form of Amended Distribution Agreement between the Registrant and Morgan Stanley Dean Witter Distributors Inc.

          5.(b) Form of Selected Dealer Agreement

          8.(a) Form of Amended and Restated Transfer Agency and Service
               Agreement between the Registrant and Morgan Stanley Dean Witter

               Trust FSB.

          8.(b) Form of Amended Services Agreement between Morgan Stanley Dean
               Witter Advisors Inc. and Morgan Stanley Dean Witter Services

               Company Inc.

          10.  Consent of Independent Accountants

          14.  Financial Data Schedules.

          15. Amended Multiple Class Plan pursuant to Rule 18f-3.

All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control With the Fund.

         None

Item 25. Indemnification

         Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. Business and Other Connections of Investment Advisor

         See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

         The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
(1)      Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)      Morgan Stanley Dean Witter California Quality Municipal Securities
(3)      Morgan Stanley Dean Witter Government Income Trust
(4)      Morgan Stanley Dean Witter High Income Advantage Trust
(5)      Morgan Stanley Dean Witter High Income Advantage Trust II
(6)      Morgan Stanley Dean Witter High Income Advantage Trust III
(7)      Morgan Stanley Dean Witter Income Securities Inc.
(8)      Morgan Stanley Dean Witter Insured California Municipal Securities
(9)      Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)     Morgan Stanley Dean Witter Insured Municipal Income Trust

(11)   Morgan Stanley Dean Witter Insured Municipal Securities
(12)   Morgan Stanley Dean Witter Insured Municipal Trust
(13)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)   Morgan Stanley Dean Witter Municipal Income Trust
(17)   Morgan Stanley Dean Witter Municipal Income Trust II
(18)   Morgan Stanley Dean Witter Municipal Income Trust III
(19)   Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)   Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)   Morgan Stanley Dean Witter Prime Income Trust
(22)   Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)   Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)   Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Morgan Stanley Dean Witter Aggressive Equity Fund
(6)    Morgan Stanley Dean Witter American Opportunities Fund
(7)    Morgan Stanley Dean Witter Balanced Growth Fund
(8)    Morgan Stanley Dean Witter Balanced Income Fund
(9)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)   Morgan Stanley Dean Witter Capital Growth Securities
(12)   Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)   Morgan Stanley Dean Witter Convertible Securities Trust
(14)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)   Morgan Stanley Dean Witter Diversified Income Trust
(16)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)   Morgan Stanley Dean Witter Equity Fund
(18)   Morgan Stanley Dean Witter European Growth Fund Inc.
(19)   Morgan Stanley Dean Witter Federal Securities Trust
(20)   Morgan Stanley Dean Witter Financial Services Trust
(21)   Morgan Stanley Dean Witter Fund of Funds
(22)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)   Morgan Stanley Dean Witter Global Utilities Fund
(24)   Morgan Stanley Dean Witter Growth Fund
(25)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)   Morgan Stanley Dean Witter Health Sciences Trust
(27)   Morgan Stanley Dean Witter High Yield Securities Inc.
(28)   Morgan Stanley Dean Witter Income Builder Fund
(29)   Morgan Stanley Dean Witter Information Fund
(30)   Morgan Stanley Dean Witter Intermediate Income Securities
(31)   Morgan Stanley Dean Witter International SmallCap Fund
(32)   Morgan Stanley Dean Witter Japan Fund
(33)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(35)   Morgan Stanley Dean Witter Market Leader Trust
                                       3

(36)     Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)     Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)     Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)     Morgan Stanley Dean Witter Real Estate Fund
(45)     Morgan Stanley Dean Witter S&P 500 Index Fund
(46)     Morgan Stanley Dean Witter S&P 500 Select Fund
(47)     Morgan Stanley Dean Witter Select Dimensions Investment Series
(48)     Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(49)     Morgan Stanley Dean Witter Short-Term Bond Fund
(50)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)     Morgan Stanley Dean Witter Special Value Fund
(52)     Morgan Stanley Dean Witter Strategist Fund
(53)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)     Morgan Stanley Dean Witter Utilities Fund
(58)     Morgan Stanley Dean Witter Value-Added Market Series
(59)     Morgan Stanley Dean Witter Value Fund
(60)     Morgan Stanley Dean Witter Variable Investment Series
(61)     Morgan Stanley Dean Witter World Wide Income Trust

The term "TCW/DW Funds" refers to the following registered investment companies:

Open-End Investment Companies
(1)      TCW/DW Emerging Markets Opportunities Trust
(2)      TCW/DW Global Telecom Trust
(3)      TCW/DW Income and Growth Fund
(4)      TCW/DW Latin American Growth Fund
(5)      TCW/DW Mid-Cap Equity Trust
(6)      TCW/DW North American Government Income Trust
(7)      TCW/DW Small Cap Growth Fund
(8)      TCW/DW Total Return Trust

Closed-End Investment Companies
(1)      TCW/DW Term Trust 2000
(2)      TCW/DW Term Trust 2002
(3)      TCW/DW Term Trust 2003

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Mitchell M. Merin         President and Chief Operating Officer of Asset
President, Chief          Management of Morgan Stanley Dean Witter & Co.
Executive Officer and     ("MSDW); Chairman, Chief Executive Officer and
Director                  Director of Morgan Stanley Dean Witter Distributors
                          Inc. ("MSDW Distributors") and Morgan Stanley
                          Dean Witter Trust FSB ("MSDW Trust"); President,
                          Chief Executive Officer and Director of Morgan
                          Stanley Dean Witter Services Company Inc. ("MSDW
                          Services"); President of the Morgan Stanley Dean
                          Witter Funds, TCW/DW Funds and Discover Brokerage
                          Index Series; Executive Vice President and Director of Dean Witter Reynolds Inc. ("DWR"); Director of various MSDW subsidiaries.

Joseph J. McAlinden       Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President  and Discover Brokerage Index Series; Director of MSDW
and Chief Investment      Trust.
Officer

Ronald E. Robison         Executive Vice President, Chief Administrative
Executive Vice President, Officer and Director of MSDW Services; Vice President
Chief Administrative      of the Morgan Stanley Dean Witter Funds, TCW/DW Funds
Officer and Director      and Discover Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

John Van Heuvelen         President of MSDW Trust
Executive Vice President

Barry Fink                Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,    Secretary, General Counsel and Director of MSDW
Secretary, General        Services; Senior Vice President, Assistant Secretary
Counsel and Director      and Assistant General Counsel of MSDW Distributors;
                          Vice President, Secretary and General Counsel of the
                          Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                          Discover Brokerage Index Series.

Peter M. Avelar           Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Mark Bavoso               Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Douglas Brown
Senior Vice President

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor          Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Robert S. Giambrone       Senior Vice President of MSDW Services, MSDW
Senior Vice President     Distributors and MSDW Trust and Director of MSDW
                          Trust; Vice President of the Morgan Stanley Dean
                          Witter Funds, TCW/DW Funds and Discover Brokerage
                          Index Series.

Rajesh K. Gupta           Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Kenton J. Hinchliffe      Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds and Discover Brokerage Index Series.

Kevin Hurley              Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones          Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Michelle Kaufman          Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

John B. Kemp, III         President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny         Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Jonathan R. Page          Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Ira N. Ross               Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Guy G. Rutherfurd, Jr.    Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Rochelle G. Siegel        Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson      Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Paul D. Vance             Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Elizabeth A. Vetell
Senior Vice President
and Director of
Shareholder
Communication

James F. Willison         Vice President of various Morgan Stanley Dean Witter
Senior Vice President     Funds.

Frank Bruttomesso         First Vice President and Assistant Secretary of MSDW
First Vice President and  Services; Assistant Secretary of MSDW Distributors,
Assistant Secretary       the Morgan Stanley Dean Witter Funds, TCW/DW Funds
                          and Discover Brokerage Index Series.

Toby Burroughs
First Vice President

Thomas F. Caloia          First Vice President and Assistant Treasurer of
First Vice President      MSDW Services; Assistant Treasurer of MSDW
and Assistant Treasurer   Distributors; Treasurer and Chief Financial and
                          Accounting Officer of the Morgan Stanley Dean Witter
                          Funds, TCW/DW Funds and Discover Brokerage Index
                          Series.

Thomas Chronert
First Vice President

Marilyn K. Cranney        Assistant Secretary of DWR; First Vice President and
First Vice President      Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary   Secretary of MSDW Distributors, the Morgan Stanley
                          Dean Witter Funds, TCW/DW Funds and Discover
                          Brokerage Index Series.

Salvatore DeSteno         First Vice President of MSDW Services.
First Vice President

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Peter W. Gurman
First Vice President

Michael Interrante        First Vice President and Controller of MSDW
First Vice President      Services; Assistant Treasurer of MSDW Distributors;
and Controller            First Vice President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis       First Vice President and Assistant Secretary of MSDW
First Vice President and  Services; Assistant Secretary of MSDW Distributors,
Assistant Secretary       the Morgan Stanley Dean Witter Funds, TCW/DW Funds
                          and Discover Brokerage Index Series.

Carsten Otto              First Vice President and Assistant Secretary of MSDW
First Vice President      Services; Assistant Secretary of MSDW Distributors,
and Assistant Secretary   the Morgan Stanley Dean Witter Funds, TCW/DW Funds
                          and Discover Brokerage Index Series.

Ruth Rossi                First Vice President and Assistant Secretary of MSDW
First Vice President and  Services; Assistant Secretary of MSDW Distributors the
Assistant Secretary       Morgan Stanley Dean Witter Funds, TCW/DW Funds and
                          Discover Brokerage Index Series.

James P. Wallin
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri            Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Armon Bar-Tur
Vice President

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Matthew Haynes            Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Peter Hermann             Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

David T. Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung                Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Carol Espejo-Kane
Vice President

Nancy Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta             Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                 Vice President and Assistant Secretary of MSDW
Vice President and        Services; Assistant Secretary of MSDW Distributors,
Assistant Secretary       the Morgan Stanley Dean Witter Funds, TCW/DW Funds
                          and Discover Brokerage Index Series.

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Gerard J. Lian            Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco      Vice President of Morgan Stanley Dean Witter Natural
Vice President            Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts          Vice President of Morgan Stanley Dean Witter S&P 500
Vice President            Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers               Vice President of Morgan Stanley Dean Witter Natural
Vice President            Resource Development Securities Inc.

James Nash
Vice President

Richard Norris
Vice President

George Paoletti           Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Anne Pickrell             Vice President of various  Morgan Stanley Dean Witter
Vice President            Funds.

Dawn Rorke
Vice President

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

John Roscoe               Vice President of Morgan Stanley Dean Witter
Vice President            Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti           Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss         Vice President of Morgan Stanley Dean Witter Federal
Vice President            Securities Trust.

Peter J. Seeley           Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg     Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

Marybeth Swisher
Vice President

Stuart Taylor
Vice President

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

NAME AND POSITION WITH    OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN       OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.      AND NATURE OF CONNECTION
--------------------      ------------------------------------------------

Alice Weiss               Vice President of various Morgan Stanley Dean Witter
Vice President            Funds.

John Wong
Vice President

Item 27.    Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Money Trust
(4)      Active Assets Tax-Free Trust
(5)      Morgan Stanley Dean Witter Aggressive Equity Fund
(6)      Morgan Stanley Dean Witter American Opportunities Fund
(7)      Morgan Stanley Dean Witter Balanced Growth Fund
(8)      Morgan Stanley Dean Witter Balanced Income Fund
(9)      Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)     Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)     Morgan Stanley Dean Witter Capital Growth Securities
(12)     Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas
         Portfolio"
(13)     Morgan Stanley Dean Witter Convertible Securities Trust
(14)     Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)     Morgan Stanley Dean Witter Diversified Income Trust
(16)     Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)     Morgan Stanley Dean Witter Equity Fund
(18)     Morgan Stanley Dean Witter European Growth Fund Inc.
(19)     Morgan Stanley Dean Witter Federal Securities Trust
(20)     Morgan Stanley Dean Witter Financial Services Trust
(21)     Morgan Stanley Dean Witter Fund of Funds
(22)     Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)     Morgan Stanley Dean Witter Global Utilities Fund
(24)     Morgan Stanley Dean Witter Growth Fund
(25)     Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)     Morgan Stanley Dean Witter Health Sciences Trust
(27)     Morgan Stanley Dean Witter High Yield Securities Inc.
(28)     Morgan Stanley Dean Witter Income Builder Fund
(29)     Morgan Stanley Dean Witter Information Fund
(30)     Morgan Stanley Dean Witter Intermediate Income Securities
(31)     Morgan Stanley Dean Witter International SmallCap Fund
(32)     Morgan Stanley Dean Witter Japan Fund
(33)     Morgan Stanley Dean Witter Limited Term Municipal Trust
(34)     Morgan Stanley Dean Witter Liquid Asset Fund Inc.

(35)     Morgan Stanley Dean Witter Market Leader Trust
(36)     Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(37)     Morgan Stanley Dean Witter Mid-Cap Growth Fund
(38)     Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(39)     Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(40)     Morgan Stanley Dean Witter New York Municipal Money Market Trust
(41)     Morgan Stanley Dean Witter New York Tax-Free Income Fund
(42)     Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(43)     Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(44)     Morgan Stanley Dean Witter Prime Income Trust
(45)     Morgan Stanley Dean Witter Real Estate Fund
(46)     Morgan Stanley Dean Witter S&P 500 Index Fund
(47)     Morgan Stanley Dean Witter S&P 500 Select Fund
(48)     Morgan Stanley Dean Witter Short-Term Bond Fund
(49)     Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(50)     Morgan Stanley Dean Witter Special Value Fund
(51)     Morgan Stanley Dean Witter Strategist Fund
(52)     Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(53)     Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(54)     Morgan Stanley Dean Witter U.S. Government Money Market Trust
(55)     Morgan Stanley Dean Witter U.S. Government Securities Trust
(56)     Morgan Stanley Dean Witter Utilities Fund
(57)     Morgan Stanley Dean Witter Value-Added Market Series
(58)     Morgan Stanley Dean Witter Value Fund
(59)     Morgan Stanley Dean Witter Variable Investment Series
(60)     Morgan Stanley Dean Witter World Wide Income Trust
(1)      TCW/DW Emerging Markets Opportunities Trust
(2)      TCW/DW Global Telecom Trust
(3)      TCW/DW Income and Growth
(4)      TCW/DW Latin American Growth Fund
(5)      TCW/DW Mid-Cap Equity Trust
(6)      TCW/DW North American Government Income Trust
(7)      TCW/DW Small Cap Growth Fund
(8)      TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                   Positions and Office with MSDW Distributors
----                   -------------------------------------------

Christine A. Edwards   Executive Vice President, Secretary, Director and Chief
                       Legal Officer.

Michael T. Gregg       Vice President and Assistant Secretary.

James F. Higgins       Director

Fredrick K. Kubler     Senior Vice President, Assistant Secretary and Chief
                       Compliance Officer.

Philip J. Purcell      Director

John Schaeffer         Director

Charles Vadala         Senior Vice President and Financial Principal.

Item 28.        Location of Accounts and Records

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.        Management Services

         Registrant is not a party to any such management-related service contract.

Item 30.        Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of April, 1999.

                              MORGAN STANLEY DEAN WITTER
                              MID-CAP DIVIDEND GROWTH SECURITIES

                              By  /s/ Barry Fink
                              ------------------------
                                      Barry Fink
                                      Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

  Signatures                           Title                          Date
  ----------                           -----                          ----

(1) Principal Executive Officer        President, Chief
                                       Executive Officer,
                                       Trustee and Chairman

By  /s/ Charles A. Fiumefreddo                                       4/28/99
        -----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer        Treasurer and Principal
                                       Accounting Officer

By  /s/ Thomas F. Caloia                                             4/28/99
        -----------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                                   4/28/99
        -----------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    John R. Haire          John L. Schroeder
    Wayne E. Hedien

By  /s/ David M. Butowsky                                            4/28/99
        -----------------------------
        David M. Butowsky
        Attorney-in-Fact

         MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES

                                 EXHIBIT INDEX

         2.       Amended and Restated By-Laws of the Registrant dated May 1,
                  1999.

         4. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

         5.(a) Form of Amended Distribution Agreement between the Registrant and Morgan Stanley Dean Witter Distributors Inc.

         5.(b)    Form of Selected Dealer Agreement

         8.(a) Form of Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB.

         8.(b) Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

         10.      Consent of Independent Accountants

         14.      Financial Data Schedules.

         15.      Amended Multiple Class Plan pursuant to Rule 18f-3.